Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	cor032141s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant
(Clear) TRID LE - Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXAM)
The eConsent was provided, however, there is no proof the LE was provided electronically. Please provide proof LE was provided electronically. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The Disclosure Tracking provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	cor034997s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant
(Clear) TRID - 10% Tolerance Violation Not Cured-

The loan failed the charges that in total cannot increase more than 10% test due to the following: A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Title - Lenders Title Insurance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the defect; however, the loan failed the post-consummation revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(iv) ) The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date. Creditors must provide a revised Closing Disclosure no later than 60 calendar days after consummation. (§ 1026.19(f)(2)(iv)-(v)). (Resolved)

								(Clear) VVOE required- A VVOE is required within 3 days of purchase date. The subject loan closed XX/XX/XXXX. The file contained a VVOE within 10 days of the Note date for the borrower and co-borrower and contained an updated VVOE dated XX/XX/XXXX for the borrower as required; however, did not contain an updated VVOE for the co-borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	2	1	3	2	1	1	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B
XXXX	cor034838s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant
(Clear) Missing Mortgage-

The following referenced Rider(s) / Legal Addendum(s) are missing: MERS Rider.

Response 1 (XX/XX/XXXX XX:XXPM)
The document provided is the legal description of the subject property. The Exhibit is not sufficient to cue the exception. The rider was not provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to clear the defect. The Mortgage reflects MERS as the nominee for Lender and Lender's successor, however a MERS Rider was not provided. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to cure the exception. (resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
XXXX	cor034778s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant
(Clear) TRID - PR Revised CD - Waiting Period-

Revised Closing Disclosure Waiting Period Required: This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummationdate, or closing / settlement date if no consummation date is provided, of the transaction. The CD issued XX/XX/XXXX was acknowledged on XX/XX/XXXX and therefore was not received 3 business days prior to the consummation date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption (HPML)-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no acknowledegement that the borrower actually received the appraisal at least 3 business days prior to closing.

Response 1 (XX/XX/XXXX XX:XXAM)
The loan was determined to be a QM loan, which is exempt from the appraisal rule. (Resolved)

(Clear) Federal Testing-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX%. The APR threshold is XXXX%. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no acknowledgement that the borrower actually received the appraisal at least 3 business days prior to closing.

Response 1 (XX/XX/XXXX XX:XXAM)
The loan was determined to be a QM loan, which is exempt from the appraisal rule. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The PCCD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	GBCA034673s	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs- The income/employment is not documented properly according to guides. The guidelines stated to follow Appendix Q for standard for determining Income documentation. Two years of income history was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	cor034769s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	cor034596s	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.
(Clear) Program Parameters-

The loan closed XX/XX/XXXX. The subject property is located in the state of XX. A disaster search determined that the county of XXXX has been declared for individual assistance with a declared disaster on XX/XX/XXXX for wildfires. Guidelines require at a minimum an exterior re-inspection including post-disaster photo dated after the disaster declaration date with confirmation property has not been adversely affected by the disaster.

Response 1 (XX/XX/XXXX XX:XXPM)
Seller requested order of disaster reinspection. Awaiting results. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation provided is sufficient to resolve the finding. (Resolved)

									(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	cor034744s	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Subordination Agreement- Subordination Agreement. The subject loan was delivered as an 85% CLTV cash out refinance of a primary residence with the existing First Mortgage and HELOC being paid off at closing. The Final Closing Disclosure reflected the above referenced liens were paid off at closing as required; however, the loan file did not contain the Final Title Policy or a HELOC Closure letter confirming the HELOC was closed as required. Response 2 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived) Response 1 (XX/XX/XXXX XX:XXPM) Awaiting trailing documentation. (Upheld)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	XXX score. XXXX% DTI. $XXXX per month residual income.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	cor034519s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	cor034192s	XXXX	XX/XX/XXXX	XXXX	QM Rebuttable Presumption	ATR Compliant
(Clear) Federal Testing-

The file failed one or more of the federal threshold tests. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR XXXX% of which exceeds the threshold of XXXX%. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption (HPML)-

This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. Per the GBC guidelines, the maximum CLTV for the program is 85%. The subject's CLTV was XXXX% and exceeded the maximum allowed CLTV. Response 1 (XX/XX/XXXX XX:XXPM) Subject qualified under prior guides. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	cor034740s	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.
(Open) Subordination Agreement-

The subject loan was delivered as an 80% CLTV cash out refinance of a primary residence with the existing First Mortgage and HELOC being paid off at closing. The Final Closing Disclosure reflected the above referenced liens were paid off at closing as required; however, the loan file did not contain the Final Title Policy or a HELOC Closure letter confirming the HELOC was closed as required.

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXPM)
Awaiting trailing documentation. (Upheld)

(Open) Title Commitment / Title Policy-

The title policy is missing. Lender guidelines require title insurance in the amount of the second lien with the second lien policy being separate from the first lien title policy. The loan file contained a title commitment which reflected an incorrect first lien loan amount; however, the loan file did not contain a title policy meeting the lender requirements noted above.

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXPM)
Awaiting trailing documentation. (Upheld)

									(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	XXX score. XXXX% DTI. $XXXXper month residual income. XXX score. XXXX% DTI. $XXXX per month residual income.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	cor034221s	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A